Risk management and financial instruments (Narrative) (Details) - USD ($)		12 Months Ended
		Dec. 31, 2016		Dec. 31, 2015	Dec. 31, 2014	Dec. 16, 2016	Aug. 17, 2016	May 23, 2016	May 16, 2016	Jun. 01, 2015
Derivative [Line Items]
Long-term debt, percentage bearing variable interest		$ 204,200,000		$ 391,100,000
Effect of increase of 100 bps in short-term interest rate on interest expense		2,000,000		3,900,000
Effect of decrease of 100 bps in short-term interest rate on interest expense		2,000,000		3,900,000
Physical damage insurance coverage		100,000,000
Physical Damage Insurance
Derivative [Line Items]
Maximum deductible amount per claim		$ 5,000,000
Loss of Hire Insurance
Derivative [Line Items]
Self insured retention period		60 days
Compensation period		290 days
Indemnity as a percentage of contract dayrate		75.00%
Protection and Indemnity Insurance
Derivative [Line Items]
Maximum deductible amount per claim		$ 500,000
Protection and Indemnity Insurance | T-15 and T-16 Tender Rigs
Derivative [Line Items]
Maximum claim per event for drilling rigs		250,000,000
Protection and Indemnity Insurance | West Aquarius and West Polaris
Derivative [Line Items]
Maximum claim per event for drilling rigs		400,000,000
Protection and Indemnity Insurance | West Auriga and West Vela
Derivative [Line Items]
Maximum claim per event for drilling rigs		$ 750,000,000
Protection and Indemnity Insurance | West Sirius
Derivative [Line Items]
Maximum claim per event for drilling rigs										$ 500,000,000
Protection and Indemnity Insurance | West Capricorn
Derivative [Line Items]
Maximum claim per event for drilling rigs									$ 500,000,000
Protection and Indemnity Insurance | West Capella
Derivative [Line Items]
Maximum claim per event for drilling rigs								$ 300,000,000
Protection and Indemnity Insurance | West Vencedor
Derivative [Line Items]
Maximum claim per event for drilling rigs							$ 200,000,000
Protection and Indemnity Insurance | West Leo
Derivative [Line Items]
Maximum claim per event for drilling rigs						$ 300,000,000.0
Credit facilities and long-term debt
Derivative [Line Items]
Cost of debt		8.34%
Interest Rate Swap
Derivative [Line Items]
Outstanding principal	[1],[2]	$ 3,443,200,000
Derivative, average fixed interest rate (as percent)		2.49%
Derivative, loss on derivative		$ 13,900,000		72,700,000	$ 83,300,000
Gross liability		70,200,000		116,600,000
Net liability		55,200,000		84,200,000
Interest Rate Contract Expiring February 21, 2021
Derivative [Line Items]
Outstanding principal	[2]	2,822,900,000	[1]	2,851,900,000
Seadrill | Interest Rate Swap
Derivative [Line Items]
Outstanding principal		$ 620,300,000		655,300,000
Derivative, average fixed interest rate (as percent)		1.22%
Gross asset		$ 2,600,000		3,100,000
Net asset		2,400,000		2,200,000
Derivative, loss on derivative		4,100,000		$ 10,200,000	$ 41,600,000
Out of period adjustment | Interest Rate Swap
Derivative [Line Items]
Gain on derivative		21,800,000
Out of period adjustment | Seadrill | Interest Rate Swap
Derivative [Line Items]
Derivative, loss on derivative		$ 400,000

[1]	The Company has a LIBOR floor of 1% whereby the Company receives 1% when LIBOR is below 1%.
[2]	The outstanding principal of these amortizing swaps falls with each capital repayment of the underlying loans.